Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

May 6, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

(Filing relates to ClearBridge Variable Growth Portfolio, ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio, ClearBridge Variable Large Cap Value Portfolio, ClearBridge Variable Mid Cap Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Multi-Asset Variable Conservative Growth Fund, Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund, Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Conservative Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio and Franklin Templeton Moderately Conservative Model Portfolio (the “Funds”))

(File Nos. 333-91278 and 811-21128)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on April 17, 2024 and became effective on May 1, 2024.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin